Consolidated statement of profit or loss and other comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated statement of profit or loss and other comprehensive income
Net sales	R$ 25,865,001	R$ 20,437,835	R$ 20,611,409
Cost of sales	(19,864,248)	(14,999,823)	(14,616,985)
Gross profit	6,000,753	5,438,012	5,994,424
Selling expenses	(723,419)	(661,907)	(666,114)
General and administrative expenses	(1,572,357)	(1,589,819)	(1,236,062)
Other expenses, net	382,600	176,869	404,686
Operating expenses	(1,913,176)	(2,074,857)	(1,497,490)
Profit before equity in earnings of investees, finance results and income taxes	4,087,577	3,363,155	4,496,934
Interest in earnings of associates	130,225	28,801	1,231
Interest in earnings of joint ventures	4,590,631	583,001	1,131,406
Equity in earnings of investees	4,720,856	611,802	1,132,637
Finance expense	(2,527,506)	(4,727,561)	(3,690,578)
Finance income	1,258,441	407,710	974,604
Foreign exchange, net	(1,099,536)	(3,258,656)	(526,946)
Net effect of derivatives	(188,956)	5,594,511	1,275,297
Finance results, net	(2,557,557)	(1,983,996)	(1,967,623)
Profit before income taxes	6,250,876	1,990,961	3,661,948
Income taxes
Current	(787,602)	(941,363)	(1,000,057)
Deferred	1,233,186	438,696	220,461
Income Taxes	445,584	(502,667)	(779,596)
Profit from continuing operations	6,696,460	1,488,294	2,882,352
Profit from discontinued operation, net of tax			11,021
Profit for the year	6,696,460	1,488,294	2,893,373
Items that will not be reclassified to profit or loss
Actuarial (gain) loss on defined benefit plan	63,382	(55,777)	(117,302)
Taxes over actuarial (gain) loss on defined benefit plan	(21,550)	18,964	35,590
Items that will never be reclassified to profit or loss	41,832	(36,813)	(81,712)
Items that are or may be reclassified subsequently to profit or loss
Foreign currency translation differences	89,848	(42,767)	27,788
Loss on cash flow hedge	(601,415)	(526,099)	(256,486)
Change in fair value of financial assets	2,269	278	192
Items that are or may be reclassified subsequently to profit or loss	(509,298)	(568,588)	(228,506)
Total other comprehensive loss, net of tax	(467,466)	(605,401)	(310,218)
Total comprehensive income for the year	6,228,994	882,893	2,583,155
Profit attributable to:
Owners of the Company	6,312,140	859,482	1,316,341
Non-controlling interests	384,320	628,812	1,577,032
Profit for the year	6,696,460	1,488,294	2,893,373
Total comprehensive income attributable to:
Owners of the Company	5,932,760	140,926	1,098,043
Non-controlling interests	296,234	741,967	1,485,112
Total comprehensive income for the year	R$ 6,228,994	R$ 882,893	R$ 2,583,155
Earnings per share
Basic	R$ 3.4407	R$ 0.4685	R$ 0.7175
Diluted	3.4291	0.4637	0.7111
Earnings per share from continuing operations
Basic	3.4407	0.4685	0.7115
Diluted	R$ 3.4291	R$ 0.4637	R$ 0.7051